Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	B. Riley Principal 150 Merger Corp.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Central Index Key	0001839360
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE